employee future benefits - Defined contribution pension plans expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
employee future benefits
Union pension plan and public service pension plan contributions	$ 5	$ 6	$ 11	$ 12
Other defined contribution pension plans	15	15	33	32
Total	$ 20	$ 21	$ 44	$ 44